Joint Ventures (Details) - USD ($) $ in Millions	3 Months Ended		10 Months Ended	12 Months Ended			34 Months Ended
	Dec. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Sale to noncontrolling interest				$ 0.0	$ 14.4	$ 3.7
Gain on joint venture deconsolidation		$ 15.9		0.0	15.9	0.0
Cash and cash equivalents	$ 490.8		$ 382.0	490.8	382.0	141.6		$ 229.6
Income (loss) from equity method investments				(10.7)	(1.0)	0.0
Intercompany notes receivable	0.0		0.0	0.0	0.0
Undistributed earnings of investees accounted for under equity method	14.5			14.5
Non-cash joint venture impairment charge	11.4			11.4	0.0	0.0
Shanghai STAL Precision Stainless Steel Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents	22.9			22.9
Next Gen Alloys LLC [Member]
Schedule of Equity Method Investments [Line Items]
Sale to noncontrolling interest					2.7
Cash and cash equivalents	$ 9.9			$ 9.9
Allegheny & Tsingshan Stainless
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	50.00%			50.00%
Impairment of long-lived assets held-for-use				$ 14.2
Income (loss) from equity method investments				(19.3)	(3.9)
Revenue from related parties				14.6	4.1
Related party accounts receivable	$ 0.1		0.6	0.1	0.6
Due from affiliates, allowance for credit loss	$ 4.3			4.3
Non-cash joint venture impairment charge				$ 11.4
Uniti [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	50.00%			50.00%
Revenue from related parties				$ 31.3	49.4	38.6
Related party accounts receivable	$ 0.2		1.8	0.2	1.8
Advanced Alloys & Solutions | Allegheny & Tsingshan Stainless
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments				(12.2)
Due from affiliates	36.8		10.5	36.8	10.5
Advanced Alloys & Solutions | Uniti [Member]
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments				1.5	2.9	$ 0.6
Prepaid expenses and other current assets [Member] | Advanced Alloys & Solutions | Allegheny & Tsingshan Stainless
Schedule of Equity Method Investments [Line Items]
Due from affiliates	8.3			8.3
Other Noncurrent Assets [Member] | Advanced Alloys & Solutions | Allegheny & Tsingshan Stainless
Schedule of Equity Method Investments [Line Items]
Due from affiliates	$ 28.5		10.5	$ 28.5	$ 10.5
Allegheny Technologies Inc | Shanghai STAL Precision Stainless Steel Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Joint venture ownership percentage	60.00%			60.00%
Allegheny Technologies Inc | Next Gen Alloys LLC [Member]
Schedule of Equity Method Investments [Line Items]
Joint venture ownership percentage	51.00%			51.00%
Allegheny Technologies Inc | China Baowu Steel Group Corporation Limited [Member] | Shanghai STAL Precision Stainless Steel Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Joint venture ownership percentage by unaffiliated entity	40.00%			40.00%
Allegheny Technologies Inc | VSMPO [Member] | Uniti [Member]
Schedule of Equity Method Investments [Line Items]
Joint venture ownership percentage by unaffiliated entity	50.00%			50.00%
Property, Plant and Equipment | Allegheny & Tsingshan Stainless
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments				$ (7.1)
Tsingshan Group | Allegheny & Tsingshan Stainless
Schedule of Equity Method Investments [Line Items]
Sale to noncontrolling interest			$ 12.0
Equity method investment ownership percentage	50.00%			50.00%
Forecast [Member] | Tsingshan Group | Allegheny & Tsingshan Stainless
Schedule of Equity Method Investments [Line Items]
Sale to noncontrolling interest							$ 17.5